Exempt Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Exempt Party-In-Interest Transactions
(3)    Exempt Party-In-Interest Transactions

Certain officers and employees of the Company, who are participants in the Plan, perform administrative services related to the operation, recordkeeping and financial reporting of the Plan. The Company, at its option, pays these and other administrative expenses on behalf of the Plan. The Plan would pay such expenses if the Company discontinued its practice of paying them. There were no such expenses paid during the year ended December 31, 2025.

Principal Trust Company is the trustee of the Plan and manages the Newmark Fund.

The Newmark Fund was valued at $10,853,909 and $7,582,090 as of December 31, 2025 and December 31, 2024, respectively (see Note 1—“Description of Plan” for more information regarding the Newmark Fund).

Although transactions related to the Newmark Fund qualify as party-in-interest transactions, they are specifically exempt from the prohibited transaction rules under ERISA in accordance with certain U.S. Department of Labor (“DOL”) Prohibited Transaction Class Exemptions.